PROPERTY AND EQUIPMENT, NET - Schedule (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cost:
Property and equipment, gross		¥ 7,734,639	¥ 6,745,455
Less: Accumulated depreciation		(3,706,856)	(3,196,496)
Property and equipment net excluding construction in process		4,027,783	3,548,959
Construction in progress		495,095	161,509
Property and equipment, net	$ 695,154	4,522,878	3,710,468
Buildings
Cost:
Property and equipment, gross		247,406	255,646
Leasehold improvements
Cost:
Property and equipment, gross		6,452,472	5,563,815
Furniture, fixtures and equipment
Cost:
Property and equipment, gross		1,033,941	925,174
Motor vehicles
Cost:
Property and equipment, gross		¥ 820	¥ 820